UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21552
                                                    --------------

                     J.P. Morgan Multi-Strategy Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                          522 Fifth Avenue, 10th Floor
                               New York, NY 10036
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Wayne Chan, Esq.
                 J.P. Morgan Alternative Asset Management, Inc.
                           522 Fifth Avenue, Floor 10
                               New York, NY 10036
               ---------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                             Karen H. McMillan, Esq.
                             Shearman & Sterling LLP
                      801 Pennsylvania Avenue NW, Suite 900
                           Washington, D.C. 20004-2604

        Registrant's telephone number, including area code: 212-837-1212
                                                           -------------

                        Date of fiscal year end: March 31
                                                ---------

                   Date of reporting period: December 31, 2004
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

                     J.P. MORGAN MULT-STRATEGY FUND, L.L.C.

                             Schedule of Investments

                                December 31, 2004
                                   (Unaudited)


                                                                                                             % OF
                                                                                                           MEMBERS'
STRATEGY                         INVESTMENT FUND                             COST          FAIR VALUE      CAPITAL    LIQUIDITY
--------                         ---------------                         -----------      -----------      --------   -------------
Distressed Securities            King Street Capital LP                  $ 2,340,000      $ 2,503,125        3.27%     Quarterly
Distressed Securities            Ore Hill Fund LP                          2,595,000        2,873,180        3.76%   Semi-Annually
Distressed Securities            Satellite Fund II LP                      2,590,000        2,751,145        3.60%      Annually
Distressed Securities            Strategic Value Restructuring
                                   Fund LP                                 1,900,000        2,006,499        2.63%      Annually
                                                                         -----------      -----------      -------

                                 TOTAL                                     9,425,000       10,133,949       13.26%
                                                                         ===========      ===========      =======

Long/Short Equities              Eastern Advisor Fund LP                   1,900,000        2,039,101        2.67%      Monthly
Long/Short Equities              Endeavour Capital Partners II LP          2,000,000        2,108,299        2.76%     Quarterly
Long/Short Equities              Glenview Inst. Partners LP                3,293,000        4,019,199        5.26%     Quarterly
Long/Short Equities              Lansdowne European Strategy
                                   Equity Fund LP                          2,867,000        3,084,759        4.03%     Quarterly
Long/Short Equities              LongBow Qualified Partners LP             2,540,000        2,565,267        3.35%     Quarterly
Long/Short Equities              Narragansett I LP                         2,690,000        2,849,665        3.73%      Annually
Long/Short Equities              Stadia Consumer Fund (QP) LP              2,280,000        2,354,350        3.08%     Quarterly
Long/Short Equities              Torrey Pines Fund LLC                     2,590,000        2,713,498        3.55%     Quarterly
Long/Short Equities              Whitney New Japan Partners LP             2,379,000        2,347,496        3.07%     Quarterly
                                                                         -----------      -----------      -------

                                 TOTAL                                    22,539,000       24,081,635       31.50%
                                                                         ===========      ===========      =======

Merger Arbitrage/Event Driven    DKR Saturn Event Driven Fund LP           2,424,000        2,680,657        3.51%     Quarterly
Merger Arbitrage/Event Driven    M & M Arbitrage LLC                       2,135,000        2,414,070        3.16%     Quarterly
Merger Arbitrage/Event Driven    Special K Capital II LP                   1,880,000        1,900,269        2.48%      Annually
                                                                         -----------      -----------      -------

                                 TOTAL                                     6,439,000        6,994,996        9.15%
                                                                         ===========      ===========      =======

Opportunistic                    AQR Global Asset Allocation
                                   Inst. Fund II LP                        1,435,000        1,403,800        1.84%     Quarterly
Opportunistic                    Brevan Howard LP                          2,900,000        2,961,840        3.87%      Monthly
Opportunistic                    OLEA Global Partners LP                   1,700,000        1,670,031        2.18%      Monthly
Opportunistic                    Traxis Fund Onshore LP                    2,890,000        3,017,008        3.95%     Quarterly
Opportunistic                    Vega Select Opportunities Fund Ltd.       2,090,000        2,162,677        2.83%      Monthly
                                                                         -----------      -----------      -------

                                 TOTAL                                    11,015,000       11,215,356       14.67%
                                                                         ===========      ===========      =======

Relative Value                   Aviator Partners LP                         488,000          474,893        0.62%     Quarterly
Relative Value                   CQS Capital Structure Arbitrage
                                   Fund Ltd.                               2,404,000        2,471,186        3.23%     Quarterly
Relative Value                   D.E. Shaw Oculus Fund LLC                 2,750,000        2,986,625        3.91%     Quarterly
Relative Value                   Deepheaven Market Neutral Fund LLC        2,240,000        2,339,535        3.06%      Monthly
Relative Value                   Precept Domestic Fund II LP               1,607,000        1,573,702        2.06%     Quarterly
Relative Value                   Severn River Capital Partners LP          1,980,000        1,993,630        2.61%     Quarterly
Relative Value                   The Obsidian Fund LLC                     2,340,000        2,349,751        3.07%     Quarterly
Relative Value                   Vega Relative Value Fund Ltd              2,290,000        2,180,585        2.85%      Monthly
                                                                         -----------      -----------      -------

                                 TOTAL                                    16,099,000       16,369,907       21.41%
                                                                         ===========      ===========      =======

Short Selling                    Kingsford Capital Partners LP             1,065,000          874,827        1.14%     Quarterly
Short Selling                    Rocker Partners LP                          890,000          771,076        1.01%      Annually
                                                                         -----------      -----------      -------

                                 TOTAL                                     1,955,000        1,645,903        2.15%
                                                                         ===========      ===========      =======

                                 TOTAL INVESTMENT                        $67,472,000       70,441,745       92.14%
                                                                         ===========


                                 Other Assets, less Liabilities                             6,008,990        7.86%
                                                                                          -----------      -------

                                 MEMBERS' CAPITAL                                         $76,450,735      100.00%
                                                                                          ===========      =======

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      J.P. Morgan Multi-Strategy Fund, L.L.C.
--------------------------------------------------------------------------------


By (Signature and Title)*  /s/ Joel Katzman
                          ------------------------------------------------------
                           Joel Katzman, Principal Executive Officer
                           (principal executive officer)

Date                       February 18, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Joel Katzman
                          ------------------------------------------------------
                           Joel Katzman, Principal Executive Officer
                           (principal executive officer)

Date                       February 18, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Lisa Vicital
                          ------------------------------------------------------
                           Lisa Vicital, Principal Financial Officer
                           (principal financial officer)

Date                       February 18, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.